CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 21,900	$ 3,026	¥ 69,895
Restricted cash	6,720	927	6,948
Accounts and notes receivable, net	37,761	5,207	49,969
Prepayment and other current assets, net	56,417	7,780	46,856
Total current assets	122,839	16,940	173,668
Non-current assets:
Operating lease right-of-use assets	7,836	1,081	10,135
Long-term investments	5,478	755	5,383
Goodwill	45,561	6,283	45,561
Other non-current assets	522	72	522
Total non-current assets	59,397	8,191	61,601
Total assets	182,236	25,131	235,269
Current liabilities:
Accounts payable	9,301	1,283	13,658
Advance from customers	7,845	1,082	3,695
Salary and welfare benefits payable	28,650	3,949	32,944
Short-term borrowings	8,150	1,124	3,169
Other taxes payable	14,118	1,947	24,727
Current portion of deferred revenue	1,212	167	1,345
Short-term operating lease liabilities	4,565	630	5,200
Other current liabilities	20,924	2,887	23,821
Total current liabilities	94,765	13,069	108,559
Long-term borrowings			1,546
Non-current portion of deferred revenue	72	10	18
Long-term operating lease liabilities	7,870	1,085	7,494
Warrant liability	13,245	1,827	24,376
Other non-current liabilities	225	31	492
Total non-current liabilities	21,412	2,953	33,926
Total liabilities	116,177	16,022	142,485
Commitments and contingencies
Shareholders' equity:
Treasury stock (14,907,047 and 14,907,047 treasury stock as of December 31, 2022 and June 30, 2023, respectively)	(45,886)	(6,328)	(45,886)
Additional paid-in capital	1,300,958	179,410	1,296,951
Accumulated deficit	(1,180,833)	(162,845)	(1,150,135)
Accumulated other comprehensive loss	(8,450)	(1,165)	(8,416)
Total TuanChe Limited shareholders' equity	66,059	9,109	92,784
Total equity	66,059	9,109	92,784
TOTAL LIABILITIES AND EQUITY	182,236	25,131	235,269
Class A ordinary shares
Shareholders' equity:
Ordinary shares	235	32	235
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 35	$ 5	¥ 35